VIA EDGAR


May 1, 2009

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     AIG SunAmerica Life Assurance Company ("Depositor")
     Polaris Protector Variable Annuity
     File No. 333-102906 and 811-03859


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2009 for Registrant on behalf of the Polaris Protector Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6195.

Very truly yours,


/s/ Aly Lopez
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Aly Lopez
Contract Analyst II